Significant Accounting Policies (Details) - Schedule of Accordance with the Agreement - Fair Value [Member]	12 Months Ended
Dec. 31, 2023 $ / shares
Significant Accounting Policies (Details) - Schedule of Accordance with the Agreement [Line Items]
Stock price (in Dollars per share)	$ 1.48
variance	150.00%
Risk free interest	1.00%